Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Components of income tax expense (benefit)
	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred benefit	(2,200,000)	(2,300,000)

Change in valuation allowance	2,200,000	2,300,000

Income tax expense	$800	$800

Components of deferred tax assets imited to Company’s net operating loss carryforwards

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$14,750,000	$12,550,000
Deferred tax assets, net	14,750,000	12,550,000
Valuation allowance	(14,750,000)	(12,550,000)

Net deferred tax assets	$-	$-

Differences between benefit from income taxes and income taxes statutory federal income tax rate

	2012		2011
	Amount	Rate	Amount	Rate

Tax expense (benefit) at federal statutory rate	$(1,959,000)	-34.0%	$(2,017,000)	-34.0%
State taxes, net of federal benefit	(336,000)	-5.8%	(361,200)	-6.1%
Other	95,800	1.6%	79,000	1.4%
Net operating loss carryforward	2,200,000	38.2%	2,300,000	38.7%
Tax expense at actual rate	$800	0.0%	$800	0.0%